GOODWILL AND INTANGIBLES (Tables)	3 Months Ended
Mar. 31, 2014
Goodwill

A summary of changes in our goodwill and other intangible assets for the three months ended March 31, 2014 is as follows:

Goodwill/Intangible	Net Balance as of 12/31/13	Additions	Translation Adjustment	Impairment	Amortization	Net Balance as of 3/31/14
Goodwill	$—	$101,417,094	$582,133	$—	$—	$101,999,227
Tradename	$—	$26,966,000	$(3,136)	$—	$213,684.00	$26,749,180
Customer Relationships	$—	$51,378,000	$—	$—	$584,948.00	$50,793,052